Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Basis of presentation

(a)Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company are the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Consolidated VIEs are entities in which the Company, or its subsidiaries, through contractual arrangements, have the power to direct the activities that most significantly impact the entities’ economic performance, bear the risks of and enjoy the rewards normally associated with ownership of the entity. Therefore, the Company has a controlling financial interest in each VIE, is the primary beneficiary of each entity, and consolidates each VIE (and the VIE subsidiaries) under U.S. GAAP (ASC 810).

All transactions and balances among the Company, its subsidiaries, the consolidated VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.

Use of estimates

(c)Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include but are not limited to the assessment of the allowance for credit losses on trade receivables and the purchase price allocation in relation to acquisitions and goodwill impairment assessment.

Functional currency and foreign currency translation

(d)Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries is United States dollars (“US$”). The functional currency of the Group’s PRC entities is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the periodic average exchange rate. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income in the consolidated statements of operations and comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in exchange gains in the consolidated statements of operations and comprehensive loss.

Convenience Translation

(e)Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 7.2993, representing the exchange rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

Fair value measurements

(f)Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation techniques are observable or unobservable. The hierarchy is as follows:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, term deposits, short-term investments, trade receivables, other receivables, long-term investment, amounts due from/to related parties, accounts payable and accrued liabilities, lease liabilities, other current liabilities and other non-current liabilities. As of December 31, 2023 and 2024, the carrying values of cash and cash equivalents, restricted cash, term deposits, short-term investments, trade receivables, amounts due from/to related parties, other receivables, accounts payable and accrued liabilities and other current liabilities approximate their respective fair values due to their short-term duration. Please see Note 21 for additional information of contingent consideration payables.

Cash and cash equivalents

(g)Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Term deposits

(h)Term deposits

Term deposits are the balances placed with the banks with original maturities over three months. The term deposits are unsecured and carry fixed interest per annum for the years presented.

Short-term investments

(i)Short-term investments

Short-term investments mainly include investments in financial instruments with a variable interest rate indexed to performance of underlying assets. In accordance with ASC 825 — “Financial Instruments”, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reported as investment income in the consolidated statements of operations and comprehensive loss.

Expected credit losses

(j)Expected credit losses

In 2016, the Financial Accounting Standards Board (“FASB”) issued ASC Topic 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses.

The Group’s trade receivables, amount due from related parties and other receivables included in prepayments and other current assets and other non-current assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into portfolio groups. For each portfolio group, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. They are assessed at each quarter based on the Group’s specific facts and circumstances.

The Group’s trade receivables consist primarily of amounts due from advertising agencies and direct advertising customers. The Group recorded a provision for current expected credit loss. The balance of gross trade receivables was RMB787.3 million and RMB568.2 million as of December 31, 2023 and 2024, against which an allowance for expected credit losses of RMB122.7 million and RMB147.5 million was made as of December 31, 2023 and 2024. The following table sets out movements of the allowance for expected credit losses on trade receivables, amount due from related parties and other receivables for the years ended December 31, 2022, 2023 and 2024 (in thousands):

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Beginning balance	60,531	94,988	124,856
Additional allowance for credit losses, net of recoveries	34,457	29,916	36,734
Write-off	—	(48)	(9,563)
Ending balance	94,988	124,856	152,027

Property and equipment, net

(k)Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Electronic equipment	3 years
Office equipment and furniture	3 - 5 years
Leasehold improvement	Shorter of their useful life and the lease term

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net

(l)Intangible assets, net

Separately acquired license, software and other intangible assets are shown at historical cost. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. They have finite useful lives and are subsequently carried at cost less accumulated amortization and impairment losses (if any). The Group amortizes intangible assets with a limited useful life using the straight-line method over the following years:

Licenses	5 years
Software	10 years
Content	5 years
Brand name	10 years
Technology	5 years

Goodwill

(m)Goodwill

Goodwill represents the excess of the purchase consideration over the acquisition date amounts of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity in a business combination. Goodwill is not amortized but is tested for impairment on December 31 annually, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of its only reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The quantitative impairment test involves comparing the fair value of the reporting unit to its carrying value. Otherwise, no further testing is required. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

The Group as a whole is determined to be one reporting unit for goodwill impairment testing. Due to the disposal of a subsidiary, the goodwill balance decreased by RMB64.8 million for the year ended December 31, 2024. The goodwill balance was RMB191.1 million and RMB126.3 million as of December 31, 2023 and 2024, respectively.

For the year ended December 31, 2022, no impairment indicator was noted by performing qualitative analysis, therefore, no impairment loss was recorded. During the years ended December 31, 2023 and 2024, due to the changing market conditions and fluctuations in the Group’s share price, the Group performed both qualitative and quantitative analysis as of December 31, 2023 and 2024. A third-party valuation firm was engaged to help the management determine the fair value of the reporting unit by applying income approach. The judgment in estimating the fair value of the reporting unit includes revenue growth rates, profit margins, determining appropriate discount rate and making other assumptions. In order to assess the impact of changes in certain significant assumptions, which could materially affect the determination of the fair value of reporting unit, the Group also performed a sensitivity analysis by decreasing the revenue growth rates, profit margins and increasing the discount rate. The analysis still resulted in the fair value of the reporting unit exceeding the carrying value. The Group further reconciled its estimated fair value of reporting unit to its market capitalization and considered that the reporting unit's carrying value would still be lower after a reasonable control premium is applied to the market capitalization. Based on the quantitative assessment, management determined the estimated fair value of the reporting unit exceeded its carrying value and no impairment loss was recorded for the years ended December 31, 2023 and 2024.

Impairment of long-lived assets other than goodwill

(n)Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended December 31, 2022, 2023 and 2024.

Long-term investment, net

(o)Long-term investment, net

The Company’s long-term investments consist of investments in privately held companies. For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group records them at cost, less impairment, and plus or minus subsequent adjustments for observable price changes (referred to as the measurement alternative). Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Management regularly evaluates the equity investments for impairment based on performance and financial position of the investees as well as other evidence of market value. Such evaluation includes, but not limited to, reviewing the investees’ cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of operations and comprehensive loss equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. For the years ended December 31, 2022, 2023 and 2024, RMB20.9 million, nil and nil were recognized as impairment losses, respectively.

Derivative instruments

(p)Derivative instruments

Derivative instruments are carried at fair value, which generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date. Derivative financial instruments are not used for trading or speculative purposes.

The Group has entered into several currency exchange options and forward contracts with certain commercial banks in PRC to mitigate the risks of foreign exchange gain/loss generated from the Group’s balances of cash and cash equivalents and term deposits denominated in US dollars. As such instruments do not qualify for hedge accounting treatment, the Group records the changes in fair value of the derivatives in fair value change of financial instruments in the statements of operations and comprehensive loss. The Group did not hold any such instruments as of December 31, 2023 and 2024. For years ended December 31, 2022, 2023 and 2024, a loss of RMB145.2 million, nil and nil were recorded in fair value change of financial instruments, respectively.

Leases

(q)Leases

In February 2016, FASB issued ASU 2016-02, Leases, which specifies the accounting for leases. Earlier application is permitted for all entities as of February 25, 2016, the issuance date of the final standard. The Group early adopted ASC 842 on January 1, 2018, along with all subsequent ASU clarifications and improvements that are applicable to the Group, to each lease that existed in the years presented in the financial statements, using the modified retrospective transition method and used the commencement date of the leases as the date of initial application. Consequently, financial information and the disclosures required under ASC 842 are provided for dates and years presented in the financial statements. The Group has applied the practical expedient to not recognize short-term leases with lease terms of one year or less.

The Group determines if a contract contains a lease based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset which the Group does not own and whether it has the right to direct the use of an identified asset in exchange for consideration. Right-of-use assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Right-of-use assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Group’s leases is not readily determinable. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Group’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments is incurred.

Revenue recognition

(r)Revenue recognition

The Group adopted ASC 606 — “Revenue from Contracts with Customers” for all years presented. According to ASC 606, revenue is recognized as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides all of the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenue to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgements on these assumptions and estimates may impact the revenue recognition.

Trade receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Paid membership services

The Group generates revenue through paid membership services on its community where users pay a membership fee to access premium content library for a fixed time period. The Group is determined to be the primary obligor and accordingly, the Group records revenue on a gross basis, and the revenue sharing to the content providers is recorded as cost of revenues.

The Group offers a membership service which provides subscription members’ access right to premium content. Membership periods generally range from one month to twelve months. Membership service represents a stand ready obligation to provide the paid content service and the customer simultaneously receives and consumes the benefits as the Group provide such services throughout the membership period. The receipt of membership fees is initially recorded as contract liabilities and revenue is recognized ratably over the membership period as services are rendered.

Users who are undecided about or otherwise do not need paid memberships can pay retail prices to access the premium content. This on-demand access option supplements the membership programs as an additional revenue stream and provides flexibility to the users. The Group determined that the retail purchase consists of two performance obligations: the content and the hosted connection for content online playback (“online hosting”). The transaction price is allocated between the two performance obligations based on the relative standalone selling price. The purchased content usually has no expiry period unless otherwise stated. As the Group does not have further obligation after making the content available to the user for content performance obligation, the revenue from content performance obligation is recognized at the time of purchase for pre-recorded content and at the time of completion of live streaming for live streaming content. The online hosting performance obligation is satisfied over the viewing period of the customers.

Accordingly, the Group recognizes the revenue over the estimated benefit periods. The revenue derived from retail purchases is not significant for the years ended December 31, 2022, 2023 and 2024.

The Group also provides discount coupons to its customers for use in purchasing online paid contents and treated as a reduction of consideration.

Marketing services

The Group derives its marketing services revenues principally from advertising services and content-commerce solution services.

Advertising revenues are derived principally from advertising contracts with customers where the customers pay to place their advertisements on the Group’s community over a particular period of time. Such formats generally include but are not limited to launched screen advertisements, in-app bannered advertisements and feed advertisements.

Content-commerce solution services are online marketing solutions that are seamlessly integrated into our regular content operations. The Group provides content-commerce solutions services to expose the designated content to a more targeted audience.

The Group recognizes marketing services revenue based on the satisfied performance obligations and defers the recognition of revenue for the estimated value of the undelivered elements until the remaining performance obligations have been satisfied. When all of the elements within the arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight-line basis over the contract period. The primary services and pricing models of marketing services are summarized as below:

Cost-per-mille (“CPM”) model

Under the CPM model, the unit price for each display is fixed and stated in the contract with customers or auction-based. The Group charges merchants and brands when the advertisements are displayed. The Group recognizes revenue based on the unit prices and the number of displays upon occurrence of display, provided all revenue recognition criteria have been met.

Cost-by-click (“CPC”) model

Under the CPC model, the unit price for each click is auction-based. The Group charges merchants and brands on a per-click basis, when the users click on the advertisements or the designated content. Given that the unit price is determined after bidding, the Group recognizes revenue based on clicks and unit price upon the occurrence of a click, provided all revenue recognition criteria have been met.

Cost-per-day (“CPD”) model

Under the CPD model, a contract is signed to establish a fixed price for the marketing services to be provided over a period of time. Given the customers benefit from the display of the advertisement or designated content evenly, the Group recognizes revenue on a straight-line basis over the period of display, provided all revenue recognition criteria have been met.

Sales rebate to certain customers

Certain customers may receive sales rebates, which are accounted for as variable consideration. The Group estimates annual expected revenue volumes of each individual customer with reference to their historical results. The sales rebate reduces revenues recognized. The Group recognizes revenue for the amount of fees it receives from its advertisers, after deducting sales rebates and net of value-added tax (“VAT”). The Group believes that there will not be significant changes to its estimates of variable consideration.

Vocational training revenue

The Group offers various types of vocational trainings, which cover practical training courses focusing on acquisition of specific skills, professional qualification exam preparation courses, vocational language exam preparation courses, and other vocational training courses. The Group’s vocational training courses primarily consist of pre-recorded audio-video courses and live online training courses. Course fees are generally collected in advance and are initially recorded as a contract liability. Revenue is recognized proportionately over the relevant period in which the training courses are delivered.

Other revenues

The Group’s other revenues are primarily generated from the sales of the Group’s private label products and book series, and other activities. Other revenues are recognized when control of promised goods or services is transferred to the customers, which generally occurs upon the acceptance of the goods or services by the customers. Pursuant to ASC 606-10-55-39, for arrangements where the Group is primarily responsible for fulfilling the promise to provide the goods or services, is subject to inventory risk, and has latitude in establishing prices and selecting suppliers, revenues are recorded on a gross basis. Otherwise, revenues are recorded on a net basis.

Nonmonetary transactions

The Group enters into nonmonetary transactions with certain advertising service providers whereby each party of these transactions would place counter parties’ advertisement on their own platform. Revenue from these nonmonetary transactions is recognized when an advertising service is provided as discussed above and the expense related to the advertising activities is recognized over the duration of display. The Group uses the fair value of the goods or services received when measuring the non-cash consideration for advertising service revenue earned. The Group will only measure the non-cash consideration indirectly by reference to the standalone selling price of the goods or services surrendered if the fair value of the goods or services received is not reasonably estimable. The amount of revenue recognized for nonmonetary transactions was not material for the years ended December 31, 2022, 2023 and 2024.

Principal expedients and exemptions

The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.

The Group recognizes an asset for the incremental costs of obtaining a contract if those costs are expected recoverable. The Group elects to expense certain costs to obtain a contract as incurred when the expected recover period is one year or less.

Cost of revenues

(s)Cost of revenues

Cost of revenues consist primarily of cloud service and bandwidth costs, staff costs including share-based compensation, content and operational cost, payment processing cost, and other direct costs related to the operation of business. These costs are charged to the consolidated statements of operations and comprehensive loss as incurred.

Selling and marketing expenses

(t)Selling and marketing expenses

Selling and marketing expenses consist primarily of promotion and advertising expenses, staff costs including share-based compensation and other daily expenses which are related to the selling and marketing departments. For the years ended December 31, 2022, 2023 and 2024, advertising expenses were RMB967.4 million, RMB721.9 million and RMB350.4 million, respectively.

General and administrative expenses

(u)General and administrative expenses

General and administrative expenses consist of staff costs including share-based compensation expenses and related expenses for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources and costs associated with these functions such as depreciation of related facilities and equipment, traveling and general expenses, professional service fees and other related expenses.

Research and development expenses

(v)Research and development expenses

Research and development expenses mainly consist of staff costs including share-based compensation expenses, expenses incurred for new technology and product development and product enhancements, rental expenses incurred associated with research and development departments.

For those websites and platforms of applications, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platform. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial, as a result, all website and software development costs have been expensed in “research and development expenses” as incurred.

Share-based compensation

(w)Share-based compensation

Under the 2012 incentive compensation plan (the “2012 incentive plan”) and the 2022 incentive plan (the “2022 incentive plan”), collectively the “Zhihu Employee Incentive Plan” or the “Plan”, share-based compensation benefits are granted to employees, including share options and restricted shares. The Company accounts for share-based compensation benefits granted to employees in accordance with ASC 718 Stock Compensation. Information relating to the plan is set out in Note 13.

Prior to the completion of the IPO, the Company used the discounted cash flow method to determine the underlying equity fair value of the Company and adopted an equity allocation model to determine the fair value of the underlying ordinary share. After the completion of the IPO, the Company has used share prices as the fair value of the underlying ordinary share. The determination of estimated fair value of share options on the grant date using binomial option-pricing model is affected by the fair value of the Company’s ordinary shares as well as assumptions in relation to a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate and expected dividends, if any. The determination of estimated fair value of restricted shares is based on the fair value of the Company’s ordinary shares on the grant date. The market price of the Company’s publicly traded ADSs is used as an indicator of fair value for the Company’s ordinary shares.

The fair value of share-based compensation benefits granted under the Plan is recognized as an employee benefits expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the share-based compensation benefits granted.

The total expense is recognized over the vesting period, over which all the specified vesting conditions are to be satisfied, using a graded vesting method. The Group accounts for forfeitures in the period they occur as a reduction to expense.

Employee benefits

(x)Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and the VIEs of the Group make contributions to the government for these benefits based on certain percentages of the salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond making the required contributions. For the years ended December 31, 2022, 2023 and 2024, there are no forfeited contribution that may be used by the Group as the employer to reduce the existing level of contributions. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB216.2 million, RMB236.6 million and RMB202.5 million for the years ended December 31, 2022, 2023 and 2024, respectively. The total balances of such employee benefit including the accrual for estimated underpaid amounts were approximately RMB70.7 million and RMB53.2 million as of December 31, 2023 and 2024, respectively.

Taxation

(y)Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax basis of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the year of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefits as of and for the years ended December 31, 2022, 2023 and 2024, respectively.

Related parties

(z)Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence. Related parties may be individual or corporation entities.

Net loss per share

(aa)Net loss per share

Net loss per share is computed in accordance with ASC 260, “Earnings per Share”. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Class A ordinary share and Class B ordinary share have the same rights in dividend. Therefore, basic and diluted loss per share are the same for both classes of ordinary shares. Net losses are not allocated to other participating securities as they are not obligated to share the losses based on their contractual terms.

Basic net loss per share is computed by dividing net loss attributable to ordinary shareholders, by the weighted average number of ordinary shares outstanding during the year, adjusted for treasury stock. Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the years. Ordinary equivalent shares are calculated using as if converted method or the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted net loss per share calculation when inclusion of such share would be anti-dilutive.

Statutory reserves

(ab)Statutory reserves

In accordance with China’s Company Laws, the Company’s VIEs in PRC must make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)), after offsetting accumulated losses from prior years to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China has to make appropriations from their after-tax profit (as determined under PRC GAAP), after offsetting accumulated losses from prior years to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion. The Foreign Investment Law of the PRC (the Foreign Investment Law) and the Regulation on the Implementation of the Foreign Investment Law are effective from January 1, 2020, and the Law of the PRC on Sino-Foreign Equity Joint Ventures, the Law of the PRC on Wholly Foreign-owned Enterprises, and the Law of the PRC on Sino-Foreign Contractual Joint Ventures as well as relevant regulations for the implementation of these laws and specific clauses shall be repealed simultaneously. According to Article 46 of the Regulation on the Implementation of the Foreign Investment Law, the original joint operators and cooperators in pre-existing foreign-invested enterprises may continue to follow the agreed upon terms in their contract on methods for profit allocation, distribution of surplus property, etc. Enterprises shall determine the applicability of the agreed-upon terms by taking into account of their own circumstances.

The use of general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company.

The Group made nil, RMB2.7 million and nil appropriations to its statutory reserve fund for the years ended December 31, 2022, 2023 and 2024, respectively. Due to the disposal of a subsidiary, the appropriations to its statutory reverse fund decreased by RMB2.2 million for the year ended December 31, 2024.

Business combination and noncontrolling interests

(ac)Business combination and noncontrolling interests

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded as gain or loss on the consolidated statements of operations and comprehensive loss.

In a business combination achieved in stages, the Group re-measures the previously held equity interests in the acquiree when obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of operations and comprehensive loss.

For the Company’s majority-owned subsidiaries and consolidated VIEs, noncontrolling interests are recognized to reflect the portion of the equity, which is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.

Comprehensive (loss)/income

(ad)Comprehensive (loss)/income

Comprehensive (loss)/income is defined to include all changes in equity of the Group during a year arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other accumulated comprehensive (loss)/income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Treasury stock

(ae)Treasury stock

The Company accounted for those shares repurchased as treasury stock at cost in accordance with ASC 505-30, Treasury Stock, and is shown separately in the shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares acquired. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital and retained earnings. Refer to Note 15 for details.

Segment reporting

(af)Segment reporting

Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”). Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s CODM has been identified as the Chief Executive Officer.

The Group’s CODM regularly reviews entity-wide operating results and reviews consolidated revenues and net income/(loss) when making decisions about allocating resources and assessing performance of the Group as a whole, and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical segments are presented.

The Group’s CODM does not review any information regarding total assets on a reportable segment basis. For the operating results of segment provided to and reviewed by the Group’s CODM, please refer to the consolidated statements of operations and comprehensive loss.

Recently issued accounting pronouncements not yet adopted

(ag)Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update is effective for the Group’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. ASU 2023-07 did not have a material impact on disclosures in the Group’s on its consolidated financial statements.

(ah)Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group does not expect to adopt ASU No.2023-09 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income -Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt ASU No. 2024-03 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.